Leases (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Quantitative Information About Leases
The balance sheet shows the following amounts relating to leases:

	12/31/2025	12/31/2024
Sub-lease receivable
Brazil	—	1,758
Chile	—	4,081

Total	—	5,839

Current	—	1,758
Non-current	—	4,081

Total	—	5,839

Right of use assets
Brazil	95,441	51,712
USA	25,102	32,212
Others	20,684	18,193

Total	141,226	102,117

Lease liabilities
Brazil	(104,324)	(56,510)
USA	(32,833)	(40,956)
Others	(23,027)	(21,989)

Total	(160,184)	(119,455)
	12/31/2025	12/31/2024

Current	(33,307)	(33,303)
Non-current	(126,877)	(86,152)

Total	(160,184)	(119,455)

Summary of Quantitative Information About Leases Costs
The statement of profit or loss shows the following amounts relating to leases:

	2025	2024	2023
Right of use assets depreciation	(22,707)	(11,132)	(9,686)
Financial expense	(15,369)	(8,295)	(9,809)

	(38,076)	(19,427)	(19,495)